CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements Of Operations
Coal Sales	$ 8,890,322	$ 4,192,244	$ 23,219,222	$ 13,770,183	$ 19,231,249	$ 5,345,145
Processing Services Income	147,946	159,724	167,462	1,563,864	1,589,749	2,256,049
Total Revenue	9,038,268	4,351,968	23,386,684	15,334,047	20,820,998	7,601,194
Cost of Coal Sales and Processing	(6,690,698)	(2,797,140)	(16,783,801)	(12,307,399)	(16,344,567)	(8,961,653)
Accretion Expense	(539,771)	(339,288)	(1,435,295)	(1,181,055)	(1,791,051)	(1,664,774)
Loss on settlement	0	(30,055)	0	(281,907)	0	(71,245)
Depreciation	(649,983)	(697,214)	(1,779,539)	(1,856,442)	(2,557,714)	(2,262,855)
Amortization of mining rights	(181,385)	0	(181,385)	0	0	0
General and Administrative	(1,142,522)	(26,940)	(2,175,794)	(189,604)	(1,378,111)	(237,601)
Professional Fees	(784,922)	(144,712)	(1,222,937)	(565,995)	(694,366)	(391,659)
Consulting Fees - Related Party	0	0	0	0	0	(12,340,615)
Production Taxes and Royalties	(1,041,667)	(865,950)	(2,769,584)	(3,464,611)	(4,974,013)	(1,250,365)
Impairment Loss from notes receivable from related party	0	0	0	0	(250,000)	(510,902)
Development Costs	(2,188,833)	(1,035,286)	(5,908,207)	(4,172,759)	(6,850,062)	(1,760,594)
Total Expenses from Operations	(13,219,781)	(5,936,585)	(32,256,542)	(24,019,772)	(34,839,884)	(29,452,263)
Net Loss from Operations	(4,181,513)	(1,584,617)	(8,869,858)	(8,685,725)	(14,018,886)	(21,851,069)
Other Income	875,942	67,844	1,295,065	309,418	343,100	54,757
Gain on cancelation of debt	0	0	315,000	0	0	0
Receipt of previously impaired receivable	0	117,657	92,573	241,574	387,427	0
Amortization of debt discount and debt issuance costs			(420,134)	(284,406)	(477,056)	(9,406)
Interest Income	0	0	41,171	0	298,721	0
Interest expense	(305,655)	(342,683)	(864,104)	(567,970)	(558,772)	(283,564)
Net Loss	(3,611,226)	(1,741,799)	(7,990,153)	(8,702,703)	(14,025,466)	(22,089,282)
Less: Series B dividend requirement	(17,000)	0	(104,157)	0	(53,157)	0
Less: Net income attributable to Non Controlling Interest	0	(67,844)	(151,278)	(309,418)	(343,099)	(54,757)
Net loss attributable to American Resources Corporation Shareholders	$ (3,628,226)	$ (1,809,643)	$ (8,245,588)	$ (9,012,121)	$ (14,421,722)	$ (22,144,039)
Net loss per share - basic and diluted	$ (2.49)	$ (2.03)	$ (8.76)	$ (11.87)	$ (18.20)	$ 0.00
Weighted average shares outstanding	1,038,783	891,180	941,495	759,397	792,391	0